CONVERTIBLE SECURED PROMISSORY NOTE (Details Textual)				1 Months Ended		9 Months Ended			12 Months Ended
	May. 09, 2014 $ / shares	Jun. 10, 2013	Dec. 08, 2011 CAD	Feb. 28, 2014	Feb. 28, 2012 CAD	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	May. 09, 2014 CAD / shares
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Jun. 10, 2014
Interest Expense, Debt							$ 0	$ 0	$ 19,223	$ 0
Secured loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		10.00%				6.00%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt | CAD			CAD 61,500
Proceeds From Issuance Of Additional Debt | CAD					CAD 60,000
Debt Instrument, Face Amount					CAD 121,500				$ 105,262
Debt Instrument, Interest Rate, Stated Percentage									10.00%
Debt Instrument, Description				convert the principal plus accrued interest at a discount of 20% to the share price in the event of a qualifying financing					convert the principal plus accrued interest at a discount of 20% to the share price in the event of a qualifying financing
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 27,677			$ 27,677
Debt Instrument, Basis Spread on Variable Rate				1.00%
Fair Value Inputs, Discount Rate	20.00%
Debt Instrument, Convertible, Conversion Price | (per share)	$ 0.81										CAD 0.90
Debt Instrument, Unamortized Discount									16,238
Interest Expense, Debt							$ 27,677	$ 55,647	$ 3,939	$ 7,282
Convertible Notes Payable [Member] | Secured loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date									Feb. 28, 2014